Notes Payable	9 Months Ended
Sep. 30, 2015
Notes Payable [Abstract]
Notes Payable

Note 5 – Notes Payable

Notes payable consist of the following:

September 30,
2015
Note payable dated June 5, 2015; unsecured; interest at 0% per annum; due June 5, 2016	$20,000

Note payable dated April 15, 2015; unsecured; interest at 0% per annum; monthly payments of $500; due April 15,2020	27,500

Note payable dated July 15, 2015; unsecured; interest at1 0% per annum; due July 1, 2016	28,600
Total	76,100
Less current portion	(54,600)
Long-term portion	$21,500

Aggregate future maturities of notes payable at September 30, 2015 are as follows:

Year ending September 30,

2016	$54,600
2017	6,000
2018	6,000
2019	6,000
2020	3,500

$76,100